DISCONTINUED OPERATIONS HELD FOR SALE - Assets and Liabilities of Discontinued Operations Held for Sale (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
ASSETS
Cash and cash equivalents	$ 3,929	$ 1,506	$ 5,656	$ 0
Assets of discontinued operations held for sale	133,251	294,888
LIABILITIES
Liabilities of discontinued operations held for sale	51,531	217,573
TRS' | Held-for-sale
ASSETS
Cash and cash equivalents	3,929	1,506
Restricted cash	17,297	16,442
Loans held for sale, at fair value	30,612	203,006
Mortgage servicing rights, at fair value	61,800	58,889
Other assets	19,613	15,045
Assets of discontinued operations held for sale	133,251	294,888
LIABILITIES
Warehouse lines of credit	24,806	193,165
Allowance for loss sharing	8,969	12,349
Due to affiliate	234	303
Other liabilities	17,522	11,756
Liabilities of discontinued operations held for sale	$ 51,531	$ 217,573